Capital Management (Components of Ratios) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted net debt to adjusted EBITDA	1.9	0.9
Debt to capital (Limit 0.65:1:00)	0.33 : 1.00	0.32 : 1.00
Adjusted EBITDA to adjusted finance costs	7.3	21.6